Stockholders' Equity - Reserved Shares (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Jun. 14, 2021
Class of Stock [Line Items]
Reserved shares of common stock for issuance	114,312,000	84,645,000
2021 Employee Stock Purchase Plan
Class of Stock [Line Items]
Reserved shares of common stock for issuance	5,463,000	3,200,000
Warrants
Class of Stock [Line Items]
Reserved shares of common stock for issuance	1,000	1,000
Earnout Stock
Class of Stock [Line Items]
Reserved shares of common stock for issuance	18,009,000	18,009,000
Convertible notes
Class of Stock [Line Items]
Reserved shares of common stock for issuance	45,257,000	26,316,000
2010 Equity Incentive Plan
Class of Stock [Line Items]
Reserved shares of common stock for issuance	16,331,000	16,643,000	22,532,619
2021 Equity Incentive Plan
Class of Stock [Line Items]
Reserved shares of common stock for issuance	29,251,000	20,476,000	10,400,000